PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.8%
Asset-Backed Securities 9.6%
Collateralized Loan Obligations
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360%(c)	10/17/32	400	$393,171
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.429(c)	04/20/35	250	249,822
Series 2023-01A, Class D, 144A, 3 Month SOFR + 5.500% (Cap N/A, Floor 5.500%)	10.379(c)	04/20/35	200	201,664

Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	6.350(c)	01/25/33	250	246,028
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.033(c)	01/20/35	150	149,326
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.433(c)	01/20/35	150	148,280

HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A	0.000(c)	07/20/36	100	100,000
Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.950(c)	01/20/35	250	242,809
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.300(c)	07/15/29	262	258,949
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	7.040(c)	07/15/31	250	241,028
Nassau Ltd. (Jersey), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	8.268(c)	01/15/31	250	249,926
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.855(c)	01/20/35	250	250,429
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35	250	249,919

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.079(c)	05/21/34	250	244,512

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.986%(c)	04/15/31	100	$99,284
Sound Point CLO Ltd.,
Series 2020-02A, Class DR, 144A, 3 Month LIBOR + 3.350% (Cap N/A, Floor 3.350%)	8.605(c)	10/25/34	250	217,829
Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.696(c)	01/26/36	300	300,162

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.373(c)	07/23/33	250	245,066
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.560% (Cap N/A, Floor 3.560%)	8.350(c)	01/20/32	250	248,903
Trinitas CLO Ltd. (Cayman Islands), Series 2021-15A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.973(c)	04/22/34	250	237,705
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31	250	247,233
Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.910(c)	10/17/32	250	242,011

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.500(c)	01/20/32	400	394,534

Total Asset-Backed Securities (cost $5,433,752)				5,458,590
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $763)	7.000	06/16/23(oo)	5	569

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 12.8%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	125	$123,077
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	67,687
Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	101,142
Banks 9.0%
Bank of America Corp., Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	450	395,889
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	400	333,658
Jr. Sub. Notes	7.375(ff)	05/15/28(oo)	275	271,739
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	500	463,057
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	400	346,668
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	100	78,791
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	489,668
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,350	1,250,817
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	100	90,299

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	500	368,306
Wells Fargo & Co., Jr. Sub. Notes, Series S	5.900(ff)	06/15/24(oo)	1,050	1,036,133
				5,125,025
Building Materials 0.1%
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	70	65,231

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28	325	$302,903
Electric 0.7%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	84,524
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	120,892
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	100	88,041
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	93,477
				386,934
Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31	25	25,055
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	70	60,482
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	31,527
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	80,827
Media 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	65,122
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	48,077
				113,199

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.3%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250%	04/15/32	100	$89,725
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	75	70,433
				160,158
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	46,664
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	24,767
				71,431
Pipelines 0.2%
Energy Transfer LP, Sr. Unsec’d. Notes	3.750	05/15/30	75	67,908
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	66,321
				134,229
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	60	42,970
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	51,817
Telecommunications 0.6%
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	10	3,908
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	80	17,200
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	100	68,000

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, 144A	8.750%	05/25/24	200	$183,050

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	200	38,000
				310,158

Total Corporate Bonds (cost $7,310,483)				7,253,852
Floating Rate and Other Loans 74.5%
Advertising 0.4%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 3 Month LIBOR + 3.500%	8.659(c)	12/17/26	284	233,211
Aerospace & Defense 1.1%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 6 Month LIBOR + 3.750%	8.685(c)	08/06/29	124	120,800
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 1 Month SOFR + 3.600%	8.753(c)	04/06/26	97	94,160
2020 Specified Refinancing Term B-2 Facility, 1 Month SOFR + 3.600%	8.753(c)	04/06/26	52	50,624

Spirit AeroSystems, Inc., Initial Term Loans, 3 Month SOFR + 4.500%	9.545(c)	01/15/27	124	123,877
TransDigm, Inc., Tranche I Term Loan, 3 Month SOFR + 3.250%	8.150(c)	08/24/28	245	243,273
				632,734
Agriculture 0.1%
Alltech, Inc., Term B Loan, 1 Month SOFR + 4.114%	9.268(c)	10/13/28	50	47,841
Airlines 2.4%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	8.839(c)	08/11/28	149	148,237

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines (cont’d.)
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	10.000%(c)	04/20/28	425	$426,381
Seventh Amendment Extended Term Loan, 6 Month SOFR + 3.178%	8.154(c)	02/15/28	125	120,573

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	10.213(c)	06/21/27	170	175,780
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888(c)	04/21/28	498	494,676
				1,365,647
Apparel 0.6%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%	10.659(c)	02/12/25	71	68,409
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	8.403(c)	11/24/28	298	296,252
				364,661
Auto Manufacturers 0.2%
Novae LLC, Tranche B Term Loan, 1 Month SOFR + 5.000%	10.338(c)	12/22/28	125	105,625
Auto Parts & Equipment 1.4%
Adient US LLC, Term B-1 Loan, 1 Month SOFR + 3.364%	8.518(c)	04/10/28	123	122,802
Clarios Global LP, 2023 Term Loans, 1 Month SOFR + 3.750%	8.903(c)	05/06/30	275	273,453
Dexko Global, Inc., First Lien Closing Date Dollar Term Loan, 3 Month LIBOR + 3.750%	8.909(c)	10/04/28	74	70,042
First Brands Group LLC,
2022-Ii Incremental Termloan, 6 Month SOFR + 5.000%	10.246(c)	03/30/27	150	144,014
First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	10.250(c)	03/30/27	99	95,520

Truck Hero, Inc., Initial Term Loan, 1 Month SOFR + 3.864%	9.018(c)	01/31/28	99	90,293
				796,124

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.253%(c)	12/16/28	50	$49,500
Beverages 0.4%
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	8.760(c)	04/05/28	198	86,565
Pegasus Bidco BV (Netherlands), Facility Term loan B2, 3 Month SOFR + 4.250%	9.336(c)	07/12/29	150	147,006
				233,571
Building Materials 1.9%
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	10.684(c)	08/01/28	324	303,277
CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	11/23/27	199	178,873
Emerald Borrower LP, Term Loan	—(p)	05/31/30	175	172,922
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term Loans, 3 Month SOFR + 3.500%	8.666(c)	02/26/29	224	204,559
Oscar Acquisitionco LLC, Term B Loan, 1 Month SOFR + 4.600%	9.498(c)	04/29/29	100	94,671
Smyrna Ready Mix Concrete LLC, Initial Term Loan, 1 Month SOFR + 4.350%	9.330(c)	04/02/29	99	98,754
				1,053,056
Chemicals 4.0%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	9.715(c)	08/27/26	363	344,690
Diamond BC BV, Term Loan B, 1 Month SOFR + 2.864%	8.037(c)	09/29/28	499	498,183
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.600%^	9.753(c)	09/30/26	198	191,909
Geon Performance Solutions LLC, Initial Term Loan, 3 Month LIBOR + 4.500%	9.659(c)	08/18/28	74	73,287

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loans, 1 Month SOFR + 3.600%	8.753%(c)	02/18/30	75	$74,375
Ineos US Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month SOFR + 2.864%	8.018(c)	01/29/26	49	48,908
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.003(c)	03/14/30	75	74,484

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	9.895(c)	06/28/28	130	110,885
LSF11 A5 HoldCo, LLC,
Incremental Term Loan, 1 Month SOFR + 4.350%	9.503(c)	10/15/28	65	63,538
Term Loans, 1 Month SOFR + 3.614%	8.768(c)	10/15/28	114	109,865

Nouryon Finance BV, 2023 Term Loan, 3 Month SOFR + 4.100%	8.990(c)	04/03/28	100	98,250
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 3 Month SOFR + 4.600%	9.498(c)	11/09/28	98	92,544
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	8.938(c)	11/09/28	99	92,411

Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month SOFR + 2.850%	7.895(c)	10/01/25	49	49,100
Tronox Finance LLC,
First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%	8.148(c)	04/04/29	74	73,569
First Lien Term Loan B, 1 Month LIBOR + 2.250%	7.404(c)	03/10/28	166	163,581

Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 1 Month SOFR + 4.750%	9.809(c)	10/26/26	100	94,114
				2,253,693
Commercial Services 7.4%
AG Group Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.000%^	9.153(c)	12/29/28	74	71,094
Albion Financing SARL, 2023 Incremental Us Dollar Term Loans, 3 Month SOFR + 5.500%	10.651(c)	08/17/26	75	73,875
Allied Universal Holdco LLC, Term Loan, 6 Month SOFR + 4.750%	9.881(c)	05/12/28	125	118,281
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 6 Month SOFR + 4.000%	8.898(c)	02/15/29	224	207,353

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.250%	10.404%(c)	06/29/28	99	$96,767
Avis Budget Car Rental LLC, New Tranche B Term Loan, 1 Month SOFR + 1.864%	7.018(c)	08/06/27	298	292,161
Belron Finance US LLC (Luxembourg), Dollar Fourth Incremental Loan, 3 Month SOFR + 2.850%	7.832(c)	04/18/29	100	99,563
CCRR Parent, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.910(c)	03/06/28	175	166,700
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	05/17/28	250	238,074
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	8.688(c)	06/02/28	352	314,578
EAB Global, Inc., Term Loan, 6 Month LIBOR + 3.500%	8.822(c)	08/16/28	149	144,029
Electro Rent Corporation, Extended Term Loan, 3 Month SOFR + 5.500%	10.271(c)	11/01/24	99	94,247
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	7.090(c)	08/11/25	392	358,126
Indy US Holdco LLC,
Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.403(c)	03/06/28	116	104,014
Term Loan	—(p)	03/31/28	239	214,598

Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.653(c)	02/08/28	149	147,590
Kuehg Corp., Term Loan, 1 Month SOFR + 5.000%	10.050(c)	05/31/30	175	166,797
Latham Pool Products, Inc., Initial Term Loans, 3 Month SOFR + 4.150%	9.313(c)	02/23/29	224	208,515
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.268(c)	05/04/28	199	191,164
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	9.726(c)	09/01/28	173	144,760
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 3.150%	8.048(c)	11/23/28	149	145,875
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	11.324(c)	05/19/28	148	139,830

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month SOFR + 2.364%	7.518%(c)	12/01/28	121	$119,835
University Support Services LLC (Canada), Initial Term Loans, 1 Month SOFR + 3.350%	8.503(c)	02/10/29	124	121,024
VT Topco, Inc., First Lien 2021 Term Loan, 1 Month SOFR + 3.750%	9.018(c)	08/01/25	74	73,074
WMB Holdings, Inc., Tranche B USD Term Loans, 1 Month SOFR + 3.350%	8.503(c)	11/02/29	164	163,323
				4,215,247
Computers 2.3%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 6 Month LIBOR + 5.000%	10.372(c)	01/04/26	198	124,128
Everi Payments, Inc., Term B Loan, 1 Month LIBOR + 2.500%	7.654(c)	08/03/28	123	122,187
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843(c)	03/01/29	398	371,630
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	02/01/28	298	282,781
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	9.654(c)	10/31/25	123	114,066
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	10.005(c)	04/27/28	99	84,146
Tempo Acquisition LLC, Additional Initial Term B-1 Loan, 1 Month SOFR + 3.000%	8.153(c)	08/31/28	25	24,843
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	9.476(c)	08/20/25	198	171,884
				1,295,665

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale 0.2%
AIP RD Buyer Corp., 2023 Incremental Term Loan, 1 Month SOFR + 5.000%	10.152%(c)	12/22/28	50	$48,625
Gloves Buyer, Inc., Term Loan^	—(p)	12/29/27	45	43,256
				91,881
Diversified Financial Services 1.9%
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	7.616(c)	10/22/26	134	131,063
Eisner Advisory Group LLC, 2022 Incremental Term Facility, 1 Month SOFR + 5.250%^	10.518(c)	07/28/28	125	124,000
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.268(c)	03/20/28	398	374,985
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	10.003(c)	02/16/29	74	57,172
Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	8.018(c)	06/28/28	99	95,760
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.198(c)	01/13/29	292	284,201
				1,067,181
Electric 0.6%
Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.903(c)	01/29/27	12	10,657
Extended Term Loan B, 1 Month SOFR + 5.750%	10.903(c)	01/29/27	212	188,420

Pike Corp., 2028-B Term Loans, 1 Month SOFR + 3.500%	8.653(c)	01/21/28	50	49,377
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 1.750%	6.881(c)	12/31/25	99	97,996
				346,450
Electronics 0.9%
II-VI, Inc., Term Loan B, 1 Month SOFR + 2.864%	8.018(c)	07/02/29	287	282,861

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electronics (cont’d.)
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	8.659%(c)	06/30/28	124	$118,805
TTM Technologies, Inc., Term Loan^	—(p)	06/30/30	100	99,375
				501,041
Energy-Alternate Sources 0.2%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	8.018(c)	03/24/28	124	106,623
Engineering & Construction 0.2%
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	06/23/28	89	84,641
Entertainment 4.2%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.548(c)	02/10/27	363	312,917
AP Gaming I LLC, Term B Loans, 1 Month SOFR + 4.100%	9.253(c)	02/15/29	199	193,106
Caesars Entertainment, Inc., Term B Loan, 1 Month SOFR + 3.350%	8.503(c)	02/06/30	300	297,375
CBAC Borrower LLC, Term B Loan, 1 Month SOFR + 4.000%	9.268(c)	07/08/24	99	97,359
Cinemark USA, Inc., Term Loan	—(p)	05/24/30	150	147,562
Entain Holdings Gibraltar Ltd., Facility B2, 6 Month SOFR + 3.600%	8.437(c)	10/31/29	200	199,201
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	8.160(c)	10/21/24	95	95,039
Term B1 Facility Term Loan, 1 Month SOFR + 2.850%^	7.961(c)	05/28/30	50	49,687

J&J Ventures Gaming LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	04/26/28	99	95,904
Maverick Gaming LLC, Term Loan B, 3 Month LIBOR + 7.500%	12.976(c)	09/03/26	74	57,145
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	8.947(c)	11/01/26	323	319,549

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)

Scientific Games Holdings LP, Initial Dollor Term Loan, 3 Month SOFR + 3.500%	8.421%(c)	04/04/29	299	$287,781
Scientific Games International, Inc., Initial Term B Loan, 1 Month SOFR + 3.100%	8.159(c)	04/13/29	248	245,282
				2,397,907
Environmental Control 1.4%
Filtration Group Corp.,
2023 Extended Dollar Term Loan, 1 Month SOFR + 4.364%	9.462(c)	03/31/25	148	147,777
2023 Extended Dollar Term Loan, 1 Month SOFR + 4.364%	9.462(c)	10/21/28	30	29,719

GFL Environmental, Inc. (Canada), 2023 Refinancing Term Loan, 3 Month SOFR + 3.100%	8.145(c)	05/31/27	348	347,365
Madison IAQ LLC, Initial Term Loan, 6 Month LIBOR + 3.250%	8.302(c)	06/21/28	303	289,690
				814,551
Foods 0.2%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, PRIME + 3.250%^	10.636(c)	06/09/28	74	66,849
CHG PPC Parent LLC, 2021-1 US Term Loan, 1 Month LIBOR + 3.000%	8.188(c)	12/08/28	50	48,634
				115,483
Forest Products & Paper 0.3%
Domtar Corp., Initial Term Loan, 1 Month LIBOR + 5.500%	10.608(c)	11/30/28	198	193,285
Hand/Machine Tools 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 3.600%	8.559(c)	10/08/27	74	73,366
Healthcare-Products 1.1%
Bausch & Lomb Corporation, Initial Term Loan, 3 Month SOFR + 3.250%	8.457(c)	05/10/27	209	201,131

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Products (cont’d.)
ICU Medical, Inc., Tranche B Term Loan, 1 Month SOFR + 2.250%	7.548%(c)	01/08/29	199	$195,761
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	10/23/28	259	250,448
				647,340
Healthcare-Services 2.7%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.250%	9.223(c)	02/15/29	384	287,210
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	10.300(c)	02/11/28	217	207,443
DaVita, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 1.750%	7.018(c)	08/12/26	147	143,599
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.614%	9.768(c)	02/04/27	124	113,903
LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	9.023(c)	11/16/25	250	219,844
Mamba Purchaser, Inc., Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	10/16/28	50	47,984
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	03/05/26	124	119,930
Radnet Management, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.114%	8.268(c)	04/23/28	263	259,515
Sound Inpatient Physicians Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.000%^	8.273(c)	06/27/25	249	161,651
				1,561,079
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc., First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	9.403(c)	04/06/26	100	99,625
Home Furnishings 0.5%
Osmosis Buyer Limited, Initial Term B Loans, 1 Month SOFR + 3.750%	8.804(c)	07/31/28	75	71,682

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings (cont’d.)
Snap One Holdings Corp., Initial Term Loan, 3 Month LIBOR + 4.500%	9.659%(c)	12/08/28	74	$69,691
Weber-Stephen Products LLC, Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275(c)	10/30/27	150	131,625
				272,998
Household Products/Wares 0.4%
Kronos Acquisition Holdings, Inc. (Canada), Tranche B-1 Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	12/22/26	209	199,222
Housewares 0.4%
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month SOFR + 3.614%	8.768(c)	02/28/25	75	67,063
SWF Holdings I Corp., Initial Term Loan, PRIME + 3.000%	10.202(c)	10/06/28	199	164,410
				231,473
Insurance 2.5%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27	348	323,825
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.404(c)	02/15/27	50	47,344
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.654(c)	02/15/27	125	115,795

Amwins Group, Inc., February 2023 Incremental Term Loan, 1 Month SOFR + 2.850%	8.003(c)	02/19/28	80	78,942
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	7.404(c)	02/19/28	89	87,155
Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	10.404(c)	01/20/29	200	163,036
New B-09 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	07/31/27	295	267,665
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.253(c)	08/19/28	115	105,898
New B-11 Term Loan, 1 Month SOFR + 4.250%	9.404(c)	08/21/28	75	68,963
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	10.404(c)	01/31/28	50	41,071

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)

BroadStreet Partners, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	8.404%(c)	01/27/27	149	$145,920
				1,445,614
Internet 1.2%
MH Sub I LLC, 2023 May New Term Loans, 1 Month SOFR + 4.250%	9.403(c)	05/03/28	348	329,091
NortonLifeLock, Inc., Tranche B Term Loan, 1 Month SOFR + 2.100%	7.253(c)	09/12/29	222	218,420
Uber Technologies, Inc., 2023 Refinancing Term Loan, 3 Month SOFR + 2.750%	7.763(c)	03/03/30	150	148,152
				695,663
Investment Companies 0.5%
EIG Management Co. LLC, Initial Term Loan, 1 Month SOFR + 3.750%^	8.903(c)	02/24/25	124	122,770
LSF11 Trinity Bidco, Inc., Term Loan^	—(p)	06/14/30	150	147,375
				270,145
Leisure Time 2.0%
Alterra Mountain Co., Term Loan^	—(p)	05/31/30	125	124,375
Arcis Golf LLC,
Term Loan	—(p)	11/24/28	15	14,887
Term Loan	—(p)	11/24/28	60	59,550
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month SOFR + 2.100%	7.253(c)	05/24/27	100	96,661
2022-2 Incremental Loan, 1 Month SOFR + 3.500%	8.653(c)	12/13/29	423	418,911

Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.166(c)	12/01/28	74	69,743

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time (cont’d.)

Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	9.023%(c)	09/30/24	198	$197,092
Topgolf Callaway Brands Corp., Initial Term Loan, 1 Month SOFR + 3.600%	8.753(c)	03/15/30	150	147,643
				1,128,862
Lodging 0.4%
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 4.000%	8.982(c)	01/26/29	74	71,469
Spectacle Gary Holdings LLC, Term Loan B, 1 Month LIBOR + 4.250%	9.410(c)	12/11/28	89	85,053
Travel + Leisure Co., 2022 Incremental Term Loan, 1 Month SOFR + 4.100%	9.159(c)	12/14/29	50	49,626
				206,148
Machinery-Diversified 1.9%
Chart Industries, Inc., Amendment No. 3 Term Loan, 1 Month SOFR + 3.850%	8.916(c)	03/15/30	150	148,781
Clark Equipment Co. (South Korea), Tranche B Term Loan, 3 Month SOFR + 2.600%	7.498(c)	04/20/29	248	247,184
Columbus McKinnon Corp., Initial Term Loan, 1 Month SOFR + 2.864%	7.921(c)	05/12/28	69	68,729
CPM Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	8.534(c)	11/17/25	74	73,822
DXP Enterprises, Inc., Initial Term Loan, 6 Month SOFR + 5.250%	10.444(c)	12/23/27	50	49,310
Engineered Machinery Holdings, Inc., Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.500%	8.659(c)	05/19/28	50	48,565
Gardner Denver, Inc., New Tranche B-1 Dollar Term Loan, 1 Month SOFR + 1.850%	7.003(c)	03/01/27	74	73,729
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%	8.654(c)	05/26/28	99	94,643

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
Pro Mach Group, Inc.,
Amendment No. 1 Incremental Term Loan (First Lien), 1 Month SOFR + 5.100%^	10.253%(c)	08/31/28	25	$24,813
Initial Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	08/31/28	64	63,650

Project Castle, Inc., Intial Term Loan, PRIME + 4.500%	11.883(c)	06/01/29	75	64,924
Vertical Midco Gmbh (Germany), Term Loan B, 6 Month LIBOR + 3.500%	8.602(c)	07/30/27	99	95,461
				1,053,611
Media 3.6%
Banijay Group US Holding, Inc. (France), Term Loan	—(p)	03/01/28	50	49,438
Charter Communications Operating LLC, Term Loan B2, 3 Month SOFR + 1.750%	6.849(c)	02/01/27	322	314,608
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.559(c)	01/18/28	299	262,404
Diamond Sports Group LLC, Second Lien Term Loan	9.360	08/24/26	397	19,230
Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	7.660(c)	11/18/24	75	34,800
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	05/01/26	280	218,350
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	09/25/26	298	246,442
Sinclair Television Group, Inc.,
Term B-3 Loan, 1 Month LIBOR + 3.000%	8.160(c)	04/01/28	198	164,742
Term Loan B-4, 1 Month SOFR + 3.850%^	9.003(c)	04/21/29	149	115,667
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.148(c)	06/24/29	50	48,601
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	01/31/29	298	282,723

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.350%	8.311%(c)	03/31/31	120	$114,990
WideOpenWest Finance LLC, Term B Loan, 3 Month SOFR + 3.000%	7.898(c)	12/20/28	198	191,653
				2,063,648
Metal Fabricate/Hardware 1.4%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 4.350%	9.503(c)	05/11/29	348	347,377
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 3 Month SOFR + 4.850%	9.921(c)	06/26/26	99	96,435
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.199(c)	10/12/28	187	176,823
Tank Holding Corp., 2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.182(c)	03/31/28	49	47,775
WireCo WorldGroup, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	9.375(c)	11/13/28	142	139,530
				807,940
Miscellaneous Manufacturing 0.6%
Gates Global LLC, Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.500%	8.653(c)	11/16/29	249	247,631
Momentive Performance Materials, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	03/29/28	120	117,000
				364,631
Oil & Gas 0.3%
Apro LLC, Replacement Term Loan, 3 Month LIBOR + 3.750%	8.758(c)	11/14/26	174	169,174
Packaging & Containers 1.7%
Charter Next Generation, Inc., Refinancing 2021 Term Loan, 1 Month SOFR + 3.864%	9.018(c)	12/01/27	99	96,079

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	9.428%(c)	04/13/29	139	$131,695
Graham Packaging Co., Inc., New Term Loan, 1 Month SOFR + 3.114%	8.268(c)	08/04/27	98	95,271
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.100%	10.253(c)	10/27/28	74	72,395
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loans, 1 Month SOFR + 3.364%	8.518(c)	09/25/28	99	96,805
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 3.750%	8.904(c)	07/31/26	75	72,756
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	9.113(c)	10/02/28	173	133,926
Proampac PG Borrower LLC, 2020-1 Term Loan, 3 Month LIBOR + 3.750%	9.006(c)	11/03/25	99	96,929
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	09/15/28	99	94,368
Tranche B-5 Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	09/15/28	99	94,573
				984,797
Pharmaceuticals 0.6%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month SOFR + 3.614%	8.768(c)	05/04/25	98	86,913
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	8.998(c)	10/01/27	248	235,078
				321,991
Pipelines 0.7%
AL GCX Holdings LLC, Initial Term Loans, 3 Month SOFR + 3.650%	8.554(c)	05/17/29	72	71,701
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	9.904(c)	03/11/26	250	244,271
Traverse Midstream Partners LLC, Term Loan	—(p)	02/16/28	97	95,563
				411,535

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Private Equity 0.4%
Harbourvest Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.050%(c)	04/22/30	250	$247,187
Real Estate 1.0%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.500%	7.753(c)	08/27/25	395	373,209
Cushman & Wakefield PLC,
2023-1 Refinancing Term Loan, 1 Month LIBOR + 2.750%^	8.503(c)	01/31/30	106	98,642
Replacement Term Loan, 1 Month LIBOR + 2.750%	7.904(c)	08/21/25	84	81,348
				553,199
Real Estate Investment Trusts (REITs) 1.2%
Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	7.904(c)	04/23/26	99	92,459
Term B-4 Loan, 1 Month SOFR + 3.500%	8.653(c)	05/09/29	278	256,894

StarWood Property Mortgage LLC, Initial Term Loan, 1 Month SOFR + 2.600%	7.753(c)	07/26/26	348	331,657
				681,010
Retail 2.9%
Dave & Buster’s, Inc., Term B Loan, 1 Month SOFR + 5.000%	10.313(c)	06/29/29	124	123,549
EG America LLC (United Kingdom),
Additional Facility Loan, 1 Month SOFR + 4.114%	9.164(c)	02/07/25	99	96,336
Project Becker Additional Facility, 1 Month SOFR + 4.364%	9.414(c)	03/31/26	99	96,888

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	10.108(c)	04/03/28	124	93,518
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.904(c)	03/06/28	398	385,843
IRB Holding Corp., 2022 Replacement Term B Loan, 1 Month SOFR + 3.100%	8.253(c)	12/15/27	75	72,445
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	12/17/27	199	181,184
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.410(c)	03/03/28	288	281,523

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Sally Holdings LLC, Term Loan B, 1 Month SOFR + 2.500%	7.653%(c)	02/28/30	125	$124,635
SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	06/02/28	99	93,636
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	8.903(c)	10/19/27	99	97,210
				1,646,767
Semiconductors 0.6%
Altar Bidco, Inc., Initial Term Loan, 12 Month SOFR + 3.100%	6.438(c)	02/01/29	224	212,554
Entegris, Inc., Tranche B Term Loan, 3 Month SOFR + 2.750%	7.903(c)	07/06/29	75	74,657
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 6.250%	11.410(c)	04/30/26	49	43,009
				330,220
Software 5.2%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.598(c)	02/15/29	359	337,575
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	10/02/25	99	97,207
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.654(c)	02/27/26	125	120,430

Bracket Intermediate Holding Corp., 2023 Refinancing Term Loans, 3 Month SOFR + 5.100%	10.173(c)	05/08/28	149	144,778
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	9.003(c)	10/08/28	288	274,589
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	10/16/28	198	177,902
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	9.404(c)	12/16/25	149	138,879

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loans, 1 Month SOFR + 3.250%	8.386%(c)	01/18/29	248	$245,329
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	8.659(c)	08/14/25	99	87,709
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	12.405(c)	06/13/25	100	84,672
First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	445	422,511

GI Consilio Parent LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	05/12/28	75	70,193
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	12/01/27	74	72,292
Indicor LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	9.398(c)	11/22/29	50	49,402
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	06/02/28	159	141,880
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.003(c)	10/02/28	99	82,496
Renaissance Holding Corp., 2023 Term Loan, 1 Month SOFR + 4.750%	9.903(c)	04/07/30	225	219,375
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419(c)	07/14/28	188	159,305
				2,926,524
Telecommunications 6.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.898(c)	12/17/27	183	173,903
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.403(c)	03/15/27	244	167,361
CommScope, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	04/06/26	199	186,696
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.660(c)	12/11/26	178	176,904
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month SOFR + 4.864%	9.983(c)	04/27/27	250	247,890

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410%(c)	05/27/24	278	$253,191
Global Tel Link Corp., First Lien Term Loan, 1 Month SOFR + 4.250%	9.503(c)	11/29/25	174	153,874
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.443(c)	02/01/29	530	520,436
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	175	170,669
Iridium Satellite LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	7.753(c)	11/04/26	93	92,544
MLN US Holdco LLC,
3L Term B Loans, 6 Month SOFR + 9.250%^	14.332(c)	10/18/27	4	1,920
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	22	18,690
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	50	27,312

ORBCOMM, Inc., Closing Date Term Loans, 1 Month LIBOR + 4.250%	9.511(c)	09/01/28	198	158,048
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.789(c)	08/01/29	239	191,040
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	9.659(c)	11/01/24	99	87,947
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	03/02/29	323	309,480
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	10/02/28	298	238,760
Zacapa Sarl (Luxembourg), Initial Term Loans 2022, 3 Month SOFR + 4.000%	8.898(c)	03/22/29	248	237,025
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	03/09/27	310	237,973
				3,651,663
Textiles 0.2%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.909(c)	12/12/25	148	133,308

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Transportation 1.4%
Daseke Cos., Inc., Term Loan, 1 Month SOFR + 4.114%	9.268%(c)	03/09/28	163	$158,738
First Student Bidco, Inc.,
Incremental Term Loan B, 3 Month SOFR + 4.100%	8.998(c)	07/21/28	163	156,413
Incremental Term Loan C, 3 Month SOFR + 4.100%	8.998(c)	07/21/28	11	10,889
Initial Term B Loan, 3 Month LIBOR + 3.000%	8.143(c)	07/21/28	98	91,004
Initial Term C Loan, 3 Month LIBOR + 3.000%	8.143(c)	07/21/28	37	34,018

Kenan Advantage Group, Inc., Term B-2 Loan, 6 Month SOFR + 4.428%	9.727(c)	03/24/26	32	31,710
LaserShip, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	9.659(c)	05/07/28	49	39,969
Pods LLC, Term Loan, 1 Month SOFR + 3.114%	8.268(c)	03/31/28	74	70,859
Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	8.403(c)	09/15/28	173	171,966
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 1.750%	6.849(c)	02/24/25	31	30,932
				796,498

Total Floating Rate and Other Loans (cost $43,158,096)				42,340,856
Residential Mortgage-Backed Securities 0.9%
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.873(c)	12/25/41	290	282,287
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.373(c)	08/25/33	250	245,703

Total Residential Mortgage-Backed Securities (cost $520,177)				527,990

Total Long-Term Investments (cost $56,423,271)				55,581,857

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Short-Term Investment 5.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $2,997,597)(wj)	2,997,597	$2,997,597

TOTAL INVESTMENTS 103.1% (cost $59,420,868)		58,579,454
Liabilities in excess of other assets(z) (3.1)%		(1,786,612)

Net Assets 100.0%		$56,792,842

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,640,073 and 2.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Unfunded loan commitments outstanding at May 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500% (Cap N/A, Floor 0.000%), 3.500%(c), Maturity Date 02/15/29 (cost $41,313)	44	$41,470	$157	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1 Month SOFR + 6.000%, —%(p), Maturity Date 03/31/28 (cost $20,685)^	21	20,475	—	(210)
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 08/01/25 (cost $32)	—	32	—	—
		$61,977	$157	$(210)
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	20 Year U.S. Treasury Bonds	Sep. 2023	$256,688	$3,013
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	273,750	4,099
				7,112
Short Positions:
12	2 Year U.S. Treasury Notes	Sep. 2023	2,469,938	5,701
16	5 Year U.S. Treasury Notes	Sep. 2023	1,745,250	2,045
14	10 Year U.S. Treasury Notes	Sep. 2023	1,602,563	330
				8,076
				$15,188
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	3,680	4.729%	$(1,923)	$76,565	$78,488
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).